FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, Fair Value Measurements and Disclosures, provides a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value, as follows: Level 1, which refers to securities valued using unadjusted quoted prices from active markets for identical assets; Level 2, which refers to securities not traded on an active market but for which observable market inputs are readily available; and Level 3, which refers to securities valued based on significant unobservable inputs. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.
Asset Valuation Techniques - Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025, and 2024.
Shares of mutual funds of registered investment companies held are valued at quoted market prices that represent the net asset value of shares held at Plan year-end.
The Company’s common stock is valued at the closing price reported on the active market on which the securities are traded (Nasdaq Global Select) on the last business day of the Plan year.
Pooled separate accounts and the collective trusts, which are measured at the net asset value of the underlying investments, as a practical expedient, have not been classified in the fair value hierarchy. The fair value amounts presented in the following table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.
The following tables, set forth by level within the fair value hierarchy, is a summary of the Plan’s investments measured at fair value on a recurring basis at December 31, 2025, and 2024:

	December 31, 2025
	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mutual funds of registered investment companies	$499,702,966	$—	$—	$499,702,966
Common stock - Jack Henry & Associates, Inc.	119,600,769	—	—	119,600,769
Pooled separate accounts and collective trusts, at net asset value as a practical expedient	—	—	—	758,726,355

Total investments at fair value	$619,303,735	$—	$—	$1,378,030,090

	December 31, 2024
	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mutual funds of registered investment companies	$404,445,218	$—	$—	$404,445,218
Common stock - Jack Henry & Associates, Inc.	130,048,740	—	—	130,048,740
Pooled separate accounts and collective trusts, at net asset value as a practical expedient	—	—	—	652,394,513

Total investments at fair value	$534,493,958	$—	$—	$1,186,888,471

The valuation methods as described in Note 2 may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
NET ASSET VALUE (NAV) PER SHARE
The following tables for December 31, 2025, and 2024, set forth a summary of the Plan’s investments with a reported NAV as a practical expedient.

	Fair Value Estimated Using Net Asset Value per Share
	December 31, 2025
Investment	Fair Value*	Unfunded Commitment	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period

Pooled Separate Accounts:
Domestic Stock Funds (a)	$312,998,853	None	Immediate	Up to 30 days if negative cash flow	None

Balanced Funds (b)	63,049,219	None	Immediate	Up to 30 days if negative cash flow	None

Fixed Income Funds (c)	66,875,748	None	Immediate	Up to 30 days if negative cash flow	None

Collective Trust Funds(d)	315,802,535	None	Immediate	Up to 30 days if negative cash flow	None

Total	$758,726,355

	Fair Value Estimated Using Net Asset Value per Share
	December 31, 2024
Investment	Fair Value*	Unfunded Commitment	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period

Pooled Separate Accounts:
Domestic Stock Funds (a)	$275,257,759	None	Immediate	Up to 30 days if negative cash flow	None

Balanced Funds (b)	52,717,617	None	Immediate	Up to 30 days if negative cash flow	None

Fixed Income Funds (c)	60,172,581	None	Immediate	Up to 30 days if negative cash flow	None

Collective Trust Fund (d)	264,246,556	None	Immediate	Up to 30 days if negative cash flow	None

Total	$652,394,513

*The fair values of the investments have been estimated using the net asset value of the investment.
(a)    Domestic stock fund strategies seek to replicate the movements of an index of a specific financial market, such as the Standard & Poors’ (S&P) 500 Index or Russell Midcap Value Index, regardless of market conditions.
(b) The balanced fund strategies seek to consistently outperform its benchmarks over full market cycles. These funds invest in a family of funds comprised of five distinct, multi-asset class, multi-manager investment portfolios, which offer a range of risk/return characteristics. The investment objectives of each of the five funds varies in keeping with the desired risk tolerance and associated asset allocation of the underlying portfolio.
(c)    The fixed income fund strategies seek to exceed the return of the Barclays Capital U.S. Aggregate Bond Index, consistent with preservation of capital by investing in a diversified portfolio of fixed income securities.
(d)    One collective trust fund mainly invests in common stocks of midsize and large U.S. companies with a focus on value stocks that offer the potential for capital growth, current income, or both. The foreign growth collective trust fund invests in attractively valued companies in developed and emerging markets that are positioned to benefit from innovation, global economic growth, increasing consumer demand or a turnaround in business conditions. One collective trust fund seeks long-term capital growth from investments in common stocks or other equity securities.